Summary of Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies
Milestone payment to Dynavax		$ 1,000	$ 1,000
Advertising expense		$ 2,201	1,400
Percentage of shares outstanding		99.20%
Increase in assets	$ 1,512
Net of accrued rent	320
Current liabilities	236	$ 32,357	$ 6,373	$ 9,305
Long-term liabilities	$ 1,596
Accounts Receivable | Customer Concentration Risk | Customer one
Summary of Significant Accounting Policies
Number of customer | customer		1	1
Concentration risk, percentage		19.00%	34.00%
Revenue | Customer Concentration Risk | Customer one
Summary of Significant Accounting Policies
Number of customer | customer		1	1
Concentration risk, percentage		20.00%	25.00%